CONVERTIBLE BONDS PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Beginning Balance		$ 739,189
Addition	1,550,000
Interest expenses	(100,314)
Conversion	256,815	739,189
Conversion	(256,815)	(739,189)
Convertible debt, net	$ 1,393,499